Intangible Assets - Schedule of Reconciliation of Changes in Intangible Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	¥ 4,269,657	¥ 3,818,544
Amortization	(652,117)	(542,443)	¥ (472,915)
Impairment losses	(169,405)	(57,341)	(67,721)
Reversal of impairment losses	(35,686)		(13,595)
Ending balance	4,274,682	4,269,657	3,818,544
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7,555,471	6,435,150
Additions and other increases	172,263	713,436
Disposals and other decreases	(62,903)	(138,420)
Reclassification to assets held for sale		(1,012)
Foreign currency translation differences	969,980	546,317
Ending balance	8,601,492	7,555,471	6,435,150
Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(3,285,813)	(2,616,606)
Disposals and other decreases	62,462	112,643
Reclassification to assets held for sale	26,761	397
Foreign currency translation differences	(441,833)	(213,851)
Amortization	(554,668)	(511,056)
Impairment losses	(169,405)	(57,341)
Reversal of impairment losses	35,686
Ending balance	(4,326,810)	(3,285,813)	(2,616,606)
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Reclassification to assets held for sale	(33,318)
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	123,340	106,143
Ending balance	149,632	123,340	106,143
Software | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	219,559	182,778
Additions and other increases	47,179	36,984
Disposals and other decreases	(4,885)	(11,798)
Reclassification to assets held for sale		(1,012)
Foreign currency translation differences	27,529	12,607
Ending balance	289,116	219,559	182,778
Software | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(96,220)	(76,634)
Disposals and other decreases	4,614	10,756
Reclassification to assets held for sale	203	397
Foreign currency translation differences	(12,366)	(5,177)
Amortization	(32,587)	(25,561)
Impairment losses	(3,126)	0
Reversal of impairment losses	0
Ending balance	(139,483)	(96,220)	(76,634)
Software | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Reclassification to assets held for sale	(266)
Intangible assets associated with products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,135,020	3,701,357
Ending balance	4,113,726	4,135,020	3,701,357
Intangible assets associated with products | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7,324,072	6,240,818
Additions and other increases	124,878	676,156
Disposals and other decreases	(57,869)	(126,610)
Reclassification to assets held for sale		0
Foreign currency translation differences	942,404	533,707
Ending balance	8,300,433	7,324,072	6,240,818
Intangible assets associated with products | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(3,189,051)	(2,539,461)
Disposals and other decreases	57,838	101,888
Reclassification to assets held for sale	26,558	0
Foreign currency translation differences	(429,462)	(208,672)
Amortization	(521,998)	(485,465)
Impairment losses	(166,278)	(57,341)
Reversal of impairment losses	35,686
Ending balance	(4,186,707)	(3,189,051)	(2,539,461)
Intangible assets associated with products | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Reclassification to assets held for sale	(33,052)
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,297	11,044
Ending balance	11,324	11,297	11,044
Other | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,839	11,554
Additions and other increases	206	295
Disposals and other decreases	(149)	(13)
Reclassification to assets held for sale		0
Foreign currency translation differences	48	3
Ending balance	11,944	11,839	11,554
Other | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(542)	(510)
Disposals and other decreases	11	0
Reclassification to assets held for sale	0	0
Foreign currency translation differences	(5)	(2)
Amortization	(83)	(30)
Impairment losses	0	0
Reversal of impairment losses	0
Ending balance	(620)	¥ (542)	¥ (510)
Other | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Reclassification to assets held for sale	¥ 0